Note 15 - Business Segment Information - Segment Reporting Asset Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total Assets	$ 87,381	$ 86,186
Operating Segments [Member] | Waste Management Services [Member]
Total Assets	37,617	35,100
Operating Segments [Member] | Golf and Related Operations [Member]
Total Assets	61,342	62,500
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Total Assets	63,043	64,247
Operating Segments and Corporate Non Segment [Member]
Total Assets	162,002	161,847
Intersegment Eliminations [Member]
Total Assets	$ (74,621)	$ (75,661)